S-K 1603(a)(7) Direct and Indirect Material Interest Holders	Aug. 27, 2025
Direct and Indirect Material Interest Charles Leykum [Member]
SPAC Sponsor Direct and Indirect Material Interest Holder [Line Items]
SPAC Sponsor Direct and Indirect Material Interest Holder Name	Mr. Leykum